Goodwill and Other Intangible Assets (Details) - Schedule of goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Balance at beginning	$ 8,139	$ 7,910
Changes during the year ended December 31, 2020:
Functional currency translation adjustments	(210)	229
Balance at ending	7,929	8,139
Billing and related services [Member]
Goodwill [Line Items]
Balance at beginning	5,430	5,430
Changes during the year ended December 31, 2020:
Functional currency translation adjustments
Balance at ending	5,430	5,430
Messaging [Member]
Goodwill [Line Items]
Balance at beginning	2,709	2,480
Changes during the year ended December 31, 2020:
Functional currency translation adjustments	(210)	229
Balance at ending	$ 2,499	$ 2,709